Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Other operating expenses
Schedule of other operating expenses

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
Legal provisions expense	(205,631)	(222,327)
Loss on sale of assets	(54,673)	(53,673)
Impairment of current assets	(40,507)	(53,051)
Other income	104,130	102,333
	(196,681)	(226,718)